Provision for Income Taxes (Details) - Schedule of provision for (Benefit of) income taxes - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
Domestic		$ 43	$ 81	$ 5
Foreign	3	7	484	83
Total	3	50	565	88
Deferred
Domestic
Foreign	(1,079)	(406)	(2,356)	(414)
Total	$ (1,076)	$ (356)	$ (1,791)	$ (326)